[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403
MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.1%)
(Unless Otherwise Noted)
Austria (0.4%)
Commercial Banks
Raiffeisen International Bank Holding AG	(a)	22,687	$1,935
Brazil (12.7%)
Aerospace & Defense
Empresa Brasileira de Aeronautica SA ADR		44,680	1,646
Airlines
Tam SA ADR	(a)	97,800	1,843
Commercial Banks
Banco Itau Holding Financeira SA (Preference)		96,241	2,869
Banco Itau Holding Financeira SA ADR		173,102	5,153
Banco Nacional SA (Preference)	(a)(b)(f)	61,598,720	@—
Investimentos Itau SA (Preference)		544,535	2,328
Unibanco - Uniao de Bancos Brasileiros SA		51,431	760
Unibanco - Uniao de Bancos Brasileiros SA GDR		60,950	4,505
			15,615
Electric Utilities
Cia Paranaense de Energia ADR, ‘B’ (Preference)		5,600	55
Cia Paranaense de Energia, ‘B’ (Preference)		108,221,000	1,083
CPFL Energia SA		116,010	1,634
CPFL Energia SA ADR		8,210	345
			3,117
Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		56,100	2,365
Food Products
Perdigao SA (Preference)		21,200	663
Independent Power Producers & Energy Traders
Tractebel Energia SA		143,000	1,209
Metals & Mining
CVRD ADR		13,500	655
CVRD ADR (Preference)		221,292	9,566
CVRD, Class A (Preference)		4,313	186
Gerdau SA (Preference)		110,700	2,484
Gerdau SA ADR		39,627	892
			13,783
Multiline Retail
Lojas Americanas SA (Preference)		28,971,000	1,238
Oil, Gas & Consumable Fuels
Petrobras SA (Preference)		114,316	2,272
Petrobras SA ADR		59,263	5,136
Petrobras SA ADR (Preference)		118,475	9,460
			16,868
Paper & Forest Products
Aracruz Celulose SA ADR		4,180	221
Personal Products
Natura Cosmeticos SA		90,000	1,071
Road & Rail
All America Latina Logistica SA		38,120	2,378
Specialty Retail
Lojas Renner		6,400	349
Wireless Telecommunication Services
Vivo Participacoes SA	(a)	14,157	82
Vivo Participacoes SA (Preference)	(a)	278,676	1,166
Tim Participacoes SA ADR		29,400	1,089
			2,337
			64,703
Chile (0.6%)
Electric Utilities
Enersis SA ADR		245,320	2,910
China (6.6%)
Airlines
Air China Ltd., Class H	(a)	1,686,000	652
Commercial Banks
Bank of Communications Co., Ltd., Class H	(a)(c)	3,207,000	2,015
China Construction Bank, Class H	(a)(c)	6,756,000	3,156
			5,171
Communications Equipment
China Techfaith Wireless Communication Technology Ltd. ADR	(a)	29,300	424
Computers & Peripherals

TPV Technology Ltd.		1,929,000	2,125
Electric Utilities
Huadian Power International Co.		2,708,000	724
Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.		473,000	1,430
Food Products
Global Bio-Chem Technology Group Co., Ltd.		4,031,000	2,117
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(f)	568,000	@—
Household Durables
Grande Holdings Ltd.		536,000	404
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.		1,887,000	1,374
Insurance
China Life Insurance Co., Ltd.	(a)	1,863,000	2,353
PICC Property & Casualty Co., Ltd.		1,492,000	543
Ping An Insurance Group Co. of China Ltd., ‘H’		792,000	2,042
			4,938
Metals & Mining
Asia Aluminum Holdings Ltd.	(a)	7,284,000	1,314
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., ‘H’		3,536,000	3,691
Specialty Retail
GOME Electrical Appliances Holdings Ltd.		3,246,000	3,619
Textiles, Apparel & Luxury Goods
Victory City International Holdings Ltd.		1,051,000	379
Trading Companies & Distributors
Shougang Concord Century Holdings Ltd.		3,415,000	251
Transportation Infrastructure
Hopewell Highway Infrastructure Ltd.		1,226,000	916
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		544,000	2,857
China Unicom Ltd.		1,480,000	1,202
			4,059
			33,588
Colombia (0.5%)
Commercial Banks
BanColombia SA ADR		70,470	2,459
Czech Republic (0.4%)
Media
Central European Media Enterprises Ltd.	(a)	26,400	1,811
Hungary (0.7%)
Pharmaceuticals
Gedeon Richter Rt.		18,119	3,652
India (7.5%)
Automobiles
Hero Honda Motors Ltd.		93,400	1,869
Mahindra & Mahindra Ltd.		141,000	1,987
			3,856
Commercial Banks
HDFC Bank Ltd.		88,000	1,531
ICICI Bank Ltd. ADR		32,000	886
Punjab National Bank Ltd.	(b)	91,500	1,008
UTI Bank Ltd.		66,000	528
UTI Bank Ltd. GDR	(a)	83,000	664
			4,617
Construction & Engineering
Gammon India Ltd.		33,000	402
Punj Lloyd Ltd.	(a)	21,869	533
			935
Construction Materials
Gujarat Ambuja Cements Ltd.		163,000	378
Gujarat Ambuja Cements Ltd. GDR		248,500	567
			945
Electrical Equipment
ABB Ltd.		35,281	2,321
Bharat Heavy Electricals Ltd.		146,200	7,366
			9,687
Hotels, Restaurants & Leisure
Hotel Leela Venture Ltd.		108,000	841
Household Products
Hindustan Lever Ltd.		354,500	2,167
Industrial Conglomerates
Siemens India Ltd.		14,000	1,785
Internet Software & Services
A & M Communications, Inc.	(b)(f)	1,375	4
IndiaInfo.com PCL	(b)	116,052	@—
IT Services			4

HCL Technologies Ltd.		108,000	1,588
Infosys Technologies Ltd.		31,908	2,138
Wipro Ltd.		101,000	1,270
			4,996
Metals & Mining
Hindalco Industries, Ltd.		178,000	731
Pharmaceuticals
Aventis Pharma Ltd.		26,000	1,150
Cipla Ltd.		105,500	1,570
Glenmark Pharmaceuticals Ltd.		115,000	814
			3,534
Road & Rail
Container Corp. of India Ltd.		34,635	1,125
Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.		53,500	1,607
Tobacco
ITC Ltd.		180,000	789
ITC Ltd. GDR (Registered)		140,500	607
			1,396
			38,226
Indonesia (0.8%)
Automobiles
Astra International Tbk PT		400,600	498
Commercial Banks
Bank Central Asia Tbk PT		612,000	281
Bank Mandiri Persero Tbk PT		3,157,500	589
Bank Rakyat Indonesia Tbk PT		1,304,000	561
			1,431
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT		2,125,000	1,617
Gas Utilities
Perusahaan Gas Negara Tbk PT		562,000	620
			4,166
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.		1	@—
Malaysia (0.7%)
Commercial Banks
Bumiputra-Commerce Holdings Bhd		503,000	860
Construction & Engineering
Road Builder Malaysia Holdings Bhd		434,500	249
Diversified Telecommunication Services
Telekom Malaysia Bhd		276,000	701
Electric Utilities
Tenaga Nasional Bhd		447,750	1,021
Food Products
IOI Corp. Bhd		169,000	610
Real Estate
Bandar Raya Developments Bhd		729,000	240
			3,681
Mexico (9.5%)
Beverages
Femsa ADR		58,800	5,390
Food & Staples Retailing
Wal-Mart de Mexico S.A. de CV, Series V		4,034,716	10,666
Wal-Mart de Mexico SA de CV ADR		99,830	2,671
			13,337
Household Durables
Corp. GEO SA de CV, Series B	(a)	289,700	1,093
Media
Grupo Televisa SA ADR		645,560	12,847
Wireless Telecommunication Services
America Movil SA de CV, Class L ADR		452,931	15,517
			48,184
Morocco (1.0%)
Commercial Banks
Banque Marocaine du Commerce Exterieur		19,040	2,123
Diversified Telecommunication Services
Maroc Telecom	(a)	92,590	1,382
Industrial Conglomerates
ONA S.A.		10,483	1,480
			4,985
Pakistan (0.9%)
Chemicals
Fauji Fertilizer Co., Ltd.		147,100	329
Commercial Banks
National Bank of Pakistan		232,600	1,093
Diversified Telecommunication Services

Pakistan Telecommunication Co., Ltd.	(a)	1,180,800	1,289
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.		476,000	1,248
Pakistan Petroleum Ltd.		134,300	606
			1,854
			4,565
Peru (0.2%)
Commercial Banks
Credicorp Ltd.		47,800	1,266
Poland (3.3%)
Beverages
Central European Distribution Corp.	(a)	59,800	2,299
Commercial Banks
Bank Millennium SA		820,318	1,825
Bank Pekao SA		64,202	3,790
Powszechna Kasa Oszczednosci Bank Polski SA		308,037	3,303
			8,918
Media
Agora SA		79,967	1,218
TVN SA	(a)	120,223	3,277
			4,495
Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA		53,736	978
			16,690
Russia (11.3%)
Beverages
Efes Breweries International N.V. GDR	(a)	44,166	1,612
Commercial Banks
Sberbank RF GDR	(a)	44,500	6,597
Diversified Telecommunication Services
Comstar United Telesystems GDR	(a)(c)	304,000	2,242
Electric Utilities
Unified Energy System GDR		31,418	2,143
Food Products
Wimm-Bill-Dann Foods OJSC ADR	(a)	107,600	3,052
Metals & Mining
Polyus Gold Co., ADR	(f)	20,200	737
Highland Gold Mining Ltd.		253,300	1,179
MMC Norilsk Nickel ADR		31,240	3,062
			4,978
Oil, Gas & Consumable Fuels
LUKOIL ADR		285,696	23,513
NovaTek OAO GDR		79,110	3,046
OAO Gazprom ADR (Registered)		55,600	5,087
Surgutneftegaz ADR	(a)	40,860	3,068
			34,714
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)(f)	156,075	@—
Wireless Telecommunication Services
Mobile Telesystems GDR		13,700	450
OAO Vimpel-Communications ADR	(a)	39,700	1,708
			2,158
			57,496
South Africa (13.6%)
Commercial Banks
ABSA Group Ltd.		52,100	980
Standard Bank Group Ltd.		406,227	5,587
			6,567
Construction & Engineering
Aveng Ltd.		945,500	3,604
Group Five Ltd.		256,300	1,263
			4,867
Construction Materials
Pretoria Portland Cement Co., Ltd.		50,200	3,412
Diversified Financial Services
African Bank Investments Ltd.		886,200	4,329
Food & Staples Retailing
Shoprite Holdings Ltd.		837,800	3,057
Food Products
Tiger Brands Ltd.		203,990	5,754
Household Durables
Steinhoff International Holdings Ltd.		616,940	2,221
Industrial Conglomerates
Murray & Roberts Holdings		545,680	2,452
Media
Naspers Ltd., Class N		367,260	7,476
Metals & Mining
Gold Fields Ltd.		133,400	2,908
Gold Fields Ltd. ADR		16,593	365

Harmony Gold Mining Co., Ltd.	(a)	188,229	3,053
Impala Platinum Holdings Ltd.		18,235	3,445
			9,771
Multiline Retail
Woolworths Holdings Ltd.		886,200	2,356
Oil, Gas & Consumable Fuels
Sasol Ltd.		88,950	3,361
Pharmaceuticals
Aspen Pharmacare Holdings Ltd.	(a)	512,170	3,589
Specialty Retail
J.D. Group Ltd.		268,000	4,060
Wireless Telecommunication Services
MTN Group Ltd.		562,320	5,609
			68,881
South Korea (12.4%)
Auto Components
Hyundai Mobis		12,560	1,112
Automobiles
Hyundai Motor Co.		30,050	2,527
Hyundai Motor Co. (2nd Preference)		23,730	1,311
			3,838
Commercial Banks
Kookmin Bank		64,080	5,533
Pusan Bank		50,260	735
Shinhan Financial Group Co., Ltd.		122,700	5,493
Woori Finance Holdings Co., Ltd.		72,920	1,449
			13,210
Construction & Engineering
Doosan Heavy Industries & Construction Co., Ltd.		53,790	1,777
GS Engineering & Construction Corp.		47,050	2,799
Hyundai Engineering & Construction Co., Ltd.	(a)	21,090	1,076
			5,652
Electronic Equipment & Instruments
LG.Philips LCD Co., Ltd.	(a)	11,260	508
Food Products
Orion Corp.		10,808	3,193
Household Durables
Woongjin Coway Co., Ltd.		58,230	1,699
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)	17,245	2,281
Internet Software & Services
NHN Corp.	(a)	8,190	2,529
Machinery
Doosan Infracore Co., Ltd.		49,380	917
Hanjin Heavy Industries & Construction Co., Ltd.		51,580	1,481
			2,398
Metals & Mining
Korea Zinc Co., Ltd.		24,600	1,929
Multiline Retail
Lotte Shopping Co., Ltd.		1,908	782
Oil, Gas & Consumable Fuels
S-Oil Corp.		26,010	1,997
SK Corp.		44,690	2,999
			4,996
Personal Products
Amorepacific Corp.		2,890	1,130
Pharmaceuticals
Hanmi Pharm Co., Ltd.		6,573	910
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		14,471	9,383
Samsung Electronics Co., Ltd. (Preference)		6,581	3,370
			12,753
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		42,610	1,561
Tobacco
KT&G Corp.		39,420	2,223
			62,704
Taiwan (7.7%)
Airlines
Eva Airways Corp.		294	@—
Auto Components
Cheng Shin Rubber Industry Co., Ltd.		586,967	429
Capital Markets
Polaris Securities Co., Ltd.		1,031,907	428
Commercial Banks
Chang Hwa Commercial Bank		3,680,000	2,013
Chinatrust Financial Holding Co.		869,000	617
Taishin Financial Holdings Co., Ltd.		1,386,139	764
			3,394

Computers & Peripherals
Acer, Inc.		591,000	1,087
High Tech Computer Corp.		110,000	3,009
Wistron Corp.	(a)	1,041,000	1,248
			5,344
Construction & Engineering
CTCI Corp.		818,258	398
Electrical Equipment
Phoenixtec Power Co., Ltd.		174,730	170
Electronic Equipment & Instruments
AU Optronics Corp.		2,054,150	3,088
Delta Electronics, Inc.		1,762,479	4,100
Delta Electronics, Inc. GDR		70,867	824
Everlight Electronics Co., Ltd.		158,000	466
HON HAI Precision Industry Co., Ltd.		777,821	4,817
Phoenix Precision Technology Corp.		402,000	889
Radiant Opto-Electronics Corp.		291,785	717
Wintek Corp.		598,000	820
			15,721
Household Durables
Tsann Kuen Enterprise Co., Ltd.		643,347	991
Insurance
Cathay Financial Holding Co., Ltd.		1,036,000	1,851
Shin Kong Financial Holding Co., Ltd.		3,562,895	2,931
			4,782
Leisure Equipment & Products
Largan Precision Co., Ltd.		117,798	1,912
Machinery
Kaulin Manufacturing Co., Ltd.		368,602	290
Oil, Gas & Consumable Fuels
Formosa Petrochemical Corp.		703,000	1,263
Semiconductors & Semiconductor Equipment
Epistar Corp.		111,000	313
Taiwan Semiconductor Manufacturing Co., Ltd.		677,000	1,339
			1,652
Software
Springsoft, Inc.		237,641	362
Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.		704,000	831
Taiwan Mobile Co., Ltd.		958,000	912
			1,743
			38,879
Thailand (2.4%)
Commercial Banks
Bangkok Bank PCL (Foreign)		442,600	1,321
Kasikornbank PCL (Foreign)		485,100	855
Siam City Bank PCL (Foreign, Registered)		741,700	463
Siam Commercial Bank PCL (Foreign, Registered)	(b)	238,600	396
			3,035
Construction & Engineering
CH. Karnchang PCL (Foreign)	(a)(b)	1,305,300	366
Italian-Thai Development PCL (Foreign)	(b)	2,084,300	373
			739
Diversified Telecommunication Services
True Corp. PCL (Foreign)	(a)(b)	1,570,800	424
Food & Staples Retailing
CP Seven Eleven PCL (Foreign)	(b)	5,122,000	883
Siam Makro PCL (Foreign)	(b)	100,700	211
			1,094
Household Durables
Asian Property Development PCL (Foreign)	(b)	3,878,600	419
Lalin Property PCL (Foreign)	(b)	1,145,300	180
Land & Houses PCL (Foreign)		2,547,100	550
			1,149
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	(b)	32,300	459
PTT PCL (Foreign)	(b)	278,300	1,675
Thai Oil PCL (Foreign)	(b)	365,800	621
			2,755
Real Estate
MBK PCL (Foreign)	(b)	207,300	264
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(b)	582,200	1,370
Total Access Communication PCL	(a)	321,000	1,265
			2,635
			12,095
Turkey (3.9%)
Commercial Banks
Turkiye Garanti Bankasi A.S.	(a)	1,064,761	3,960

Turkiye Is Bankasi	(a)	160,000	1,333
Turkiye Vakiflar Bankasi Tao A.S.	(a)	221,200	1,209
Yapi ve Kredi Bankasi A.S.	(a)	592,963	3,131
			9,633
Construction Materials
Akcansa Cimento A.S.		328,648	2,078
Diversified Financial Services
Haci Omer Sabanci Holding A.S.		150,600	1,064
Food & Staples Retailing
BIM Birlesik Magazalar A.S.	(a)	70,330	2,236
Media
Dogan Yayin Holding A.S.	(a)	780,143	3,598
Hurriyet Gazetecilik ve Matbaacilik A.S.		325,092	1,245
			4,843
			19,854
TOTAL COMMON STOCKS
(Cost $314,883)			492,730
INVESTMENT COMPANIES (1.4%)
India (0.8%)
Morgan Stanley Growth Fund	(a)(d)	4,694,400	4,283
Poland (0.6%)
Narodowy Fundusz Inwestycyjny Empik Media & Fashion SA	(a)	762,586	3,016
TOTAL INVESTMENT COMPANIES
(Cost $2,299)			7,299

		Face
		Amount
		(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.
15.00%, (expired maturity)
(Cost $409)	(b)(f)	INR	581	@—
SHORT-TERM INVESTMENT (1.8%)
United States (1.8%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 4.73%,
dated 3/31/06, due 4/3/06
repurchase price $8,901
(Cost $8,897)	(e)	$8,897		8,897
TOTAL INVESTMENTS + (100.3%) (Cost $326,488)				508,926
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)				(1,613)
NET ASSETS (100%)				$507,313

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value — At March 31, 2006, the Fund held $8,653,000 of fair valued securities, representing 1.7% of net assets.

(c)                                  144A Security - Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Investment in Security of Affiliated Issuer – The Morgan Stanley Growth Fund, acquired at a cost of $891,309 is advised by an affiliate of the Adviser. During the period ended March 31, 2006, there were no purchases or sales of this security. The Fund derived no income from this security during the period ended March 31, 2006.

(e)                                  Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(f)                                    Security has been deemed illiquid — At March 31, 2006.

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $326,488,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $182,438,000 of which $192,543,000 related to appreciated securities and $10,105,000 related to depreciated securities.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

INR                           Indian Rupee

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	134	$62	4/3/06	USD	60	$60	$(2)
BRL	81	37	4/4/06	USD	37	37	@—
BRL	208	96	4/5/06	USD	95	95	(1)
USD	284	284	4/3/06	MAD	2,585	285	1
USD	51	51	4/3/06	ZAR	318	52	1
USD	533	533	4/3/06	HKD	4,134	533	@—
USD	42	42	4/3/06	IDR	385,121	42	@—
USD	28	28	4/4/06	MAD	252	28	@—
USD	31	31	4/4/06	ZAR	192	31	@—
USD	484	484	4/5/06	MAD	4,380	484	@—
USD	8	8	4/5/06	ZAR	47	8	@—
USD	376	376	4/6/06	ZAR	2,327	377	1
ZAR	80,455	12,948	8/14/06	USD	11,908	11,908	(1,040)
		$14,980				$13,940	$(1,040)

BRL	-Brazilian Real
HKD	-Hong Kong Dollar
IDR	-Indonesian Rupiah
MAD	-Moroccan Dirham
USD	-United States Dollar
ZAR	-South African Rand

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006